Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 993,524	$ 949,234
Market value of collateral accepted	[1]	317,732	287,417
Assets acquired in exchange of loans		372	426
Decreases (increases) in the Bank's before-tax annual earnings		64	65
The unrealized foreign currency translation losses		374	384
Reverse repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted		167,000	136,000
Standard securities borrowing agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted		211,000	183,000
Collateral not sold or re-pledged		27,000	29,000
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		353,216	326,690
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 261,080	240,073
Percentage of residential mortgage portfolio insured		39.00%
Percentage of residential mortgage portfolio uninsured to average loan value		55.00%
Retail [member] | AIRB portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 179,916	161,339
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		92,136	86,617
Retail [member] | Standardized portfolio [Member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		47,427	44,517
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		640,308	622,544
Non retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		564,844	545,564
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 75,464	$ 76,980
Top of range [member] | Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio		80.00%

[1]	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.